Equity (Details Textual)						6 Months Ended	10 Months Ended	12 Months Ended		31 Months Ended	39 Months Ended
	Nov. 05, 2021 USD ($) $ / shares shares	Nov. 02, 2021 USD ($) $ / shares shares	Mar. 29, 2019 USD ($) $ / shares shares	Mar. 31, 2018	Mar. 24, 2017 $ / shares	Jun. 30, 2023 USD ($) vote Vote $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) vote Vote $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) vote Vote $ / shares shares	Jun. 30, 2023 USD ($) vote Vote $ / shares shares	Dec. 13, 2022 shares	Jun. 30, 2022 USD ($)	Aug. 25, 2021 USD ($) $ / shares shares	Mar. 24, 2020 USD ($)	Apr. 07, 2019 shares	Nov. 01, 2016 USD ($) $ / shares
Dividends declared not yet paid | $						$ 1,500,000	$ 3,000,000	$ 3,000,000	$ 3,000,000	$ 3,000,000	$ 1,500,000		$ 1,500,000
Warrant outstanding (in shares)						1,702,128	1,702,128	1,702,128	1,702,128	1,702,128	1,702,128
Common shares, shares issued (in shares)						7,762,375	7,762,375	7,762,375	7,762,375	7,762,375	7,762,375
Proceeds from Issuance of Common Stock | $								$ 0	$ 263,000
Common shares, shares authorized (in shares)						98,999,000	98,999,000	98,999,000	98,999,000	98,999,000	98,999,000
Common shares, par value (in dollars per share) | $ / shares						$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001			$ 0.0001
Common shares, shares outstanding (in shares)						7,762,375	7,762,375	7,762,375	7,762,375	7,762,375	7,762,375
Tender Offer [Member]
Shares Issued, Price Per Share (in dollars per share) | $ / shares	$ 11.75
Stock Issued During Period, Shares, New Issues (in shares)	878,082
Proceeds from Issuance of Common Stock | $	$ 10,300,000
Subscription Agreement [Member]
Common shares, shares issued (in shares)	22,424
Fifth Wall Acquisition Corp Three [Member]
Preferred stock, par value (in dollars per share) | $ / shares						$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized (in shares)						1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000
Shares Issued, Price Per Share (in dollars per share) | $ / shares						$ 10		$ 10		$ 10	$ 10
Stock Issued During Period, Shares, New Issues (in shares)						907,000		907,000
Proceeds from Issuance of Common Stock | $							$ 275,000,000	$ 0
Common shares, par value (in dollars per share) | $ / shares						$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Shares subject to possible redemption, outstanding (in shares)								27,500,000		27,500,000
Number of votes per share | Vote						1		1		1	1
Conversion ratio						1		1
Common stock shares percentage issuable on shares outstanding conversion from one class to another						20.00%					20.00%
Preferred Stock, Shares Issued						0	0	0	0	0	0
Preferred Stock, Shares Outstanding						0	0	0	0	0	0
Purchase Agreement With Company, Operating Partnership, and HSCP Strategic III, L.P. [Member]
Limited Partnership Purchase Agreement, Consideration Transferred | $		$ 20,000,000
Series 1 Warrants Issued Per $1,000 of Shares Subscribed [Member]
Preferred Stock, Distributions Declared, Value | $															$ 15,700,000
Warrant outstanding (in shares)																35
Color Up to Purchase Common Stock Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)														1,702,128
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares														$ 11.75
Class of Warrant or Right, Maximum Aggregate Cash Purchase Price Allowed | $														$ 20,000,000
Maximum [Member] | Tender Offer [Member]
Common shares, shares issued (in shares)	900,506
Series A Convertible Redeemable Preferred Stock [Member]
Stock Offering, Shares, Value | $																	$ 50,000,000
Preferred stock, par value (in dollars per share) | $ / shares					$ 1,000												$ 0.0001
Preferred Stock, Dividend Rate, Percentage				7.50%	5.75%
Preferred Stock, Stated Value (in dollars per share) | $ / shares					$ 1,000
Series A Preferred Stock [Member]
Preferred stock, par value (in dollars per share) | $ / shares						$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, Distributions Declared, Value | $															1,300,000
Dividends, Preferred Stock, Total | $										$ 600,000	$ 600,000
Dividends declared not yet paid | $						$ 700,000	$ 400,000	$ 600,000	$ 400,000	$ 600,000	$ 700,000
Preferred Stock, Shares Authorized (in shares)						50,000	50,000	50,000	50,000	50,000	50,000
Preferred Stock, Shares Issued						2,862	2,862	2,862	2,862	2,862	2,862
Preferred Stock, Shares Outstanding						2,862	2,862	2,862	2,862	2,862	2,862
Series A Preferred Stock [Member] | Previously Reported [Member]
Preferred Stock, Distributions Declared, Value | $															1,200,000
Series 1 Convertible Redeemable Preferred Stock [Member]
Preferred stock, par value (in dollars per share) | $ / shares			$ 0.0001
Preferred Stock, Distributions Declared, Value | $															$ 14,300,000
Dividends, Preferred Stock, Total | $										$ 6,400,000	$ 6,400,000
Dividends declared not yet paid | $						$ 9,300,000	$ 5,100,000	$ 7,900,000	$ 5,100,000	$ 7,900,000	$ 9,300,000
Preferred Stock, Shares Authorized (in shares)			97,000
Preferred Stock, Conversion, Initial Amount | $			$ 1,000
Series 1 Convertible Redeemable Preferred Stock [Member] | Minimum [Member]
Preferred Stock, Dividend Rate, Percentage			5.50%			5.50%		5.50%
Series 1 Convertible Redeemable Preferred Stock [Member] | Maximum [Member]
Preferred Stock, Dividend Rate, Percentage						7.00%		7.00%
OP Units [Member]
Equity Units, Outstanding, Total (in shares)						17,000,000		17,000,000
OP Units [Member] | Purchase Agreement With Company, Operating Partnership, and HSCP Strategic III, L.P. [Member]
Limited Partners' Capital Account, Units Issued (in shares)	900,506	1,702,128
Limited Partners, Option to Purchase Units (in shares)		425,532
Limited Partner, Option to Purchase Units, Price Per Share (in dollars per share) | $ / shares	$ 11.75	$ 11.75
Class A Units [Member] | Purchase Agreement With Company, Operating Partnership, and HSCP Strategic III, L.P. [Member]
Limited Partners' Capital Account, Units Issued (in shares)		425,532
Convertible OP Units [Member]
Equity Units, Outstanding, Total (in shares)						0		0
Class A ordinary shares [Member]
Common shares, par value (in dollars per share) | $ / shares								$ 0.0001		$ 0.0001
Class A ordinary shares [Member] | Fifth Wall Acquisition Corp Three [Member]
Common shares, shares issued (in shares)						907,000	907,000	907,000	907,000	907,000	907,000
Common shares, shares authorized (in shares)						200,000,000	200,000,000	200,000,000	200,000,000	200,000,000	200,000,000	200,000,000
Common shares, par value (in dollars per share) | $ / shares						$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common shares, shares outstanding (in shares)						907,000	907,000	907,000	907,000	907,000	907,000
Number of votes per share | vote						1		1		1	1
Common Stock, Share, Outstanding						1,348,302	28,407,000	28,407,000	28,407,000	28,407,000	1,348,302
Class B ordinary shares [Member]
Common shares, par value (in dollars per share) | $ / shares								$ 0.0001		$ 0.0001
Class B ordinary shares [Member] | Fifth Wall Acquisition Corp Three [Member]
Common shares, shares issued (in shares)						6,875,000	6,875,000	6,875,000	6,875,000	6,875,000	6,875,000
Common shares, shares authorized (in shares)						20,000,000	20,000,000	20,000,000	20,000,000	20,000,000	20,000,000
Common shares, par value (in dollars per share) | $ / shares						$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common shares, shares outstanding (in shares)						6,875,000	6,875,000	6,875,000	6,875,000	6,875,000	6,875,000
Class A Common Stock Subject to Redemption [Member] | Fifth Wall Acquisition Corp Three [Member]
Common shares, par value (in dollars per share) | $ / shares						$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Shares subject to possible redemption, outstanding (in shares)						441,302	27,500,000	27,500,000	27,500,000	27,500,000	441,302